PIMCO ETF Trust

Supplement dated March 6, 2026 to the Actively Managed Exchange-Traded Funds Prospectus and Statement of Additional Information each dated October 31, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Andrew Wittkop no longer manages the Funds. Therefore, effective immediately, all references to Mr. Wittkop in the Prospectus and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_030626

PIMCO ETF Trust

Supplement dated March 6, 2026 to the Actively Managed Exchange-Traded Funds Prospectus (the “Prospectus”) dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Jelle Brons and Nathan Chiaverini. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, Jelle Brons, CFA and Nathan Chiaverini. Mr. Schneider is a Managing Director of PIMCO. Mr. Brons is an Executive Vice President of PIMCO. Mr. Chiaverini is a Senior Vice President of PIMCO. Messrs. Schneider, Brons and Chiaverini have managed the Fund since its inception in December 2019.

Effective immediately, the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Messrs. Schneider and Cudzil are Managing Directors of PIMCO and Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Fund since its inception in November 2009. Mr. Chiaverini has managed the Fund since July 2021. Mr. Cudzil has managed the Fund since March 2026.

Effective immediately, the PIMCO Ultra Short Government Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, William Martinez and Geoffrey Miles. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, William Martinez and Geoffrey Miles. Mr. Schneider is a Managing Director of PIMCO. Mr. Martinez is an Executive Vice President of PIMCO. Mr. Miles is a Vice President of PIMCO. Messrs. Schneider, Martinez and Miles have managed the Fund since its inception in June 2023.

Effective immediately, the PIMCO Commodity Strategy Active Exchange-Traded Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Andrew DeWitt and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Andrew DeWitt and Jerome Schneider. Messrs. Sharenow and Schneider are each Managing Directors of PIMCO. Messrs. Hagedorn and DeWitt are each Executive Vice Presidents of PIMCO. Messrs. Sharenow, Hagedorn, DeWitt and Schneider have managed the Fund since its inception in May 2023.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Jelle Brons	12/19*

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager specializing in global and U.S. investment grade credit. He is also a member of the sustainability and insurance portfolio management teams, focusing on credit. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM) and is a CFA charterholder.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Nathan Chiaverini	12/19* 7/21

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk in the Newport Beach office. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage-backed securities at Barclays Capital. He has investment experience since 2003 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund PIMCO Mortgage-Backed Securities Active Exchange -Traded Fund	Mike Cudzil	3/26 9/24*

Managing Director, PIMCO. Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO Commodity Strategy Active Exchange-Traded Fund	Andrew DeWitt	5/23*

Executive Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2005 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO Commodity Strategy Active Exchange-Traded Fund	Lewis Hagedorn	5/23*

Executive Vice President, PIMCO. Mr. Hagedorn is a commodities portfolio manager in the Newport Beach office. He has spent the entirety of his career in commodity markets, with a primary focus on agriculture. Prior to joining PIMCO in 2018, he was a proprietary trader at TrailStone Group in London, and previously worked at Citadel and Brevan Howard. Mr. Hagedorn began his career as an economist for the Chicago Board of Trade before joining J.P. Morgan, where he was head of agricultural commodities research and strategy. He has investment experience since 2004 and holds a master of science degree in agricultural economics and undergraduate degrees in economics and psychology from the University of Illinois at Urbana Champaign.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Ultra Short Government Active Exchange-Traded Fund	William Martinez	6/23*

Executive Vice President, PIMCO. Mr. Martinez is portfolio manager on the short-term desk in the Newport Beach office, primarily focused on funding and collateral trading strategies. Prior to joining PIMCO in 2013, he was an associate director at Barclays, focusing on short-term fixed income markets and global funding trading strategies. He has investment experience since 2005 and holds an undergraduate degree from Columbia University.

PIMCO Ultra Short Government Active Exchange-Traded Fund	Geoffrey Miles	6/23*

Vice President, PIMCO. Mr. Miles is a portfolio manager on the short-term desk. He was previously a portfolio associate and before that, worked in both operations and the legal and compliance department. He has investment experience since 2007 and holds an MBA from the UCLA Anderson School of Management and an undergraduate degree in economics from the University of Virginia.

PIMCO Active Bond Exchange
-Traded Fund

PIMCO Enhanced Low Duration
Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity
Active ESG Exchange-Traded
Fund

PIMCO Enhanced Short Maturity
Active Exchange-Traded Fund

PIMCO Prime Limited Maturity
Active Exchange-Traded Fund

PIMCO Ultra Short Government
Active Exchange-Traded Fund

PIMCO Commodity Strategy
Active Exchange-Traded Fund

	Jerome Schneider	5/17 1/14 12/19* 11/09* * 6/23* 5/23*

Managing Director, PIMCO. Mr. Schneider is the leader of short-term portfolio management and funding. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2015. Prior to joining PIMCO in 2008, Mr. Schneider was a senior managing director with Bear Stearns. There he most recently specialized in credit and mortgage-related funding transactions and helped develop one of the first “repo” conduit financing companies. Additionally, during his tenure at Bear Stearns he held various positions on the municipal and fixed income derivatives trading desks. Mr. Schneider has investment experience since 1995 and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Commodity Strategy Active Exchange-Traded Fund	Greg Sharenow	5/23*

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs, and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_030626

PIMCO ETF Trust

Supplement dated March 6, 2026 to the Statement of Additional Information (the “SAI”) dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Jelle Brons and Nathan Chiaverini, the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil, the PIMCO Ultra Short Government Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, William Martinez and Geoffrey Miles and the PIMCO Commodity Strategy Active Exchange-Traded Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Andrew DeWitt and Jerome Schneider.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective March 6, 2026, the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Jelle Brons and Nathan Chiaverini, the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil, the PIMCO Ultra Short Government Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, William Martinez and Geoffrey Miles, and the PIMCO Commodity Strategy Active Exchange-Traded Fund is jointly and primarily managed by Greg Sharenow, Lewis Hagedorn, Andrew DeWitt and Jerome Schneider.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP3_030626